Other Financial Statement Disclosures - Long Term Debt, Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt	$ 2,511.0	$ 2,510.9
Current portion of long-term debt	201.3	201.2
Long-term Debt, Excluding Current Maturities	2,309.7	2,309.7
Letters of credit issued	8.6
Subject Notes [Member] | 5.85% Senior Notes, due January 2044 [Member]
Debt Instrument [Line Items]
Long-term Debt	396.5	396.5
Principal amount	400.0	400.0
Subject Notes [Member] | 7.875% Senior Notes, due August 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt	201.3	201.2
Principal amount	201.4	201.4
Subject Notes [Member] | 4.875% Senior Notes, due June 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt	623.5	623.8
Principal amount	620.8	620.8
Subject Notes [Member] | 4.75% Senior Notes, due January 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt	396.4	396.3
Principal amount	398.1	398.1
Subject Notes [Member] | 7.375% Senior Note Payable Due June 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt	497.9	497.8
Principal amount	$ 500.0	$ 500.0
Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Covenant Terms	The Existing Credit Facility requires the Company to maintain a total debt-to-capitalization ratio of less than or equal to 60%. The Company's consolidated debt to total capitalization ratio
Line of Credit Facility, Letter of Credit Borrowing Capacity	$ 0.0
Availability under Revolving Credit Facility	310.7
Remaining availability under credit facility	250.7
Amounts outstanding under credit facility	$ 0.0
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Covenant Terms	The New Credit Agreement contains certain financial covenants applicable to the Company and its subsidiaries, including: (i) a covenant restricting debt to total tangible capitalization to not greater than 55% at the end of each fiscal quarter, (ii) a minimum liquidity requirement of $300 million, (iii) a covenant that the ratio of the net book value of the Company's drilling rigs either marketed or under contract with a customer to the sum of commitments under the New Credit Agreement, the commitments under the Existing Credit Agreement plus any other indebtedness of the borrower and guarantors (other than unsecured intercompany indebtedness that is contractually subordinated to the obligations under the New Credit Agreement) that is secured by a lien, guaranteed by, or has an obligor a subsidiary of the Company, in each case, that directly own or operates a drilling rig, is not less than 3:00 to 1:00 at the end of each fiscal quarter (the "Marketed Rig Value Ratio") and (iv) a covenant that the ratio of (A) the net book value of the Company's drilling rigs, subject to certain exclusions that are directly wholly owned by the Company and its subsidiaries who are borrowers and guarantors under the New Credit Facility to (B) the net book value of all drilling rigs owned by the Company and certain of its local content affiliates, is not less than 80% at the end of each fiscal quarter (the "Guaranteed Rig Value Ratio").
Line of Credit Facility, Letter of Credit Borrowing Capacity	$ 50.0
Availability under Revolving Credit Facility	955.0
Remaining availability under credit facility	948.1
Amounts outstanding under credit facility	0.0
Line of Credit Facility, Swingline Borrowing Capacity	129.0
Line of Credit Facility, Restriction	200.0
Letters of credit issued	6.9
Matures on January 23 2019 | Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Availability under Revolving Credit Facility	60.0
Matures on January 23, 2020 | Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Availability under Revolving Credit Facility	150.7
Matures on January 23 2021 | Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Availability under Revolving Credit Facility	$ 100.0
Minimum [Member] | Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.125%
Minimum [Member] | New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.375%
Maximum [Member] | Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.35%
Maximum [Member] | New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.70%
Line of Credit Facility, Additional Borrowing Capacity	$ 250.0
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.125%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.25%
Base Rate [Member] | Minimum [Member] | Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.125%
Base Rate [Member] | Minimum [Member] | New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Base Rate [Member] | Maximum [Member] | Existing Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Base Rate [Member] | Maximum [Member] | New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.25%